Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Geographic Area Information [Line Items]
Revenues	$ 765,540	[1]	$ 1,020,859	[1]	$ 1,011,801	[1]	$ 633,512	[1]	$ 645,833	[1]	$ 914,039	[1]	$ 883,548	[1]	$ 534,339	[1]	$ 3,431,712	[1]	$ 2,977,759	[1]	$ 2,844,595
Long-Lived Assets	659,605								434,261								659,605		434,261
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,087,256		2,938,907		2,844,595
Long-Lived Assets	429,153								430,022								429,153		430,022
CANADA
Geographic Area Information [Line Items]
Revenues																	240,254
Long-Lived Assets	225,076																225,076
MEXICO
Geographic Area Information [Line Items]
Revenues																	104,202		38,852
Long-Lived Assets	$ 5,376								$ 4,239								$ 5,376		$ 4,239

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.